INCOME TAXES (Narrative) (Details) $ in Thousands, ₪ in Millions	12 Months Ended
	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021	Dec. 31, 2022 ILS (₪)	Nov. 15, 2021 USD ($)	Nov. 15, 2021 ILS (₪)	Mar. 31, 2020 USD ($)
Income Tax Contingency [Line Items]
Statutory rate	23.00%	23.00%	23.00%
Tax asset							$ 2,894
Accumulated tax loss carryforward	$ 217,000
One-time payment					$ 12,000	₪ 42.5
Undistributed exempt income					165,700	591.0
Payment of income tax assessment with tax authorities	$ 1,300
Amendment Advantage Exemption [Member]
Income Tax Contingency [Line Items]
One-time payment					$ 9,000	₪ 32.0
Israeli Tax Authority [Member]
Income Tax Contingency [Line Items]
Undistributed exempt income		$ 14,300		₪ 50.2
Subsidiaries outside Israel [Member] | Minimum [Member]
Income Tax Contingency [Line Items]
Corporate tax	21.00%
Subsidiaries outside Israel [Member] | Maximum [Member]
Income Tax Contingency [Line Items]
Corporate tax	26.50%
Regulations [Member]
Income Tax Contingency [Line Items]
Corporate tax	7.50%